Schedule of Non-Recourse Funding Obligations of Special Purpose Consolidated Captive Insurance Subsidiaries (Parenthetical) (Detail)	Dec. 31, 2012		Dec. 31, 2011
River Lake Insurance Company (a), Due 2033
Nonrecourse Funding Obligations [Line Items]
Debt instrument, maturity year	2033	[1]	2033	[1]
River Lake Insurance Company (b), Due 2033
Nonrecourse Funding Obligations [Line Items]
Debt instrument, maturity year	2033	[2]	2033	[2]
River Lake Insurance Company II (a), Due 2035
Nonrecourse Funding Obligations [Line Items]
Debt instrument, maturity year	2035	[1]	2035	[1]
River Lake Insurance Company II (b), Due 2035
Nonrecourse Funding Obligations [Line Items]
Debt instrument, maturity year	2035	[2]	2035	[2]
River Lake Insurance Company III (a), Due 2036
Nonrecourse Funding Obligations [Line Items]
Debt instrument, maturity year	2036	[1]	2036	[1]
River Lake Insurance Company III (b), Due 2036
Nonrecourse Funding Obligations [Line Items]
Debt instrument, maturity year	2036	[2]	2036	[2]
River Lake Insurance Company IV Limited (b), Due 2028
Nonrecourse Funding Obligations [Line Items]
Debt instrument, maturity year	2028	[2]	2028	[2]
Rivermount Insurance Company I (a), Due 2050
Nonrecourse Funding Obligations [Line Items]
Debt instrument, maturity year	2050	[1]	2050	[1]

[1]	Accrual of interest based on one-month LIBOR that resets every 28 days plus a fixed margin.
[2]	Accrual of interest based on one-month LIBOR that resets on a specified date each month plus a contractual margin.